Global Atlantic Balanced Managed Risk Portfolio
Portfolio of Investments (Unaudited)
March 31, 2026

	Shares/ Principal	Fair Value
Exchange Traded Funds - 94.7%
Debt Funds - 44.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	25,978	$1,289,288
iShares 10-20 Year Treasury Bond ETF	34,775	3,502,538
iShares 1-3 Year Treasury Bond ETF	24,258	2,002,983
iShares 1-5 Year Investment Grade Corporate Bond ETF	32,414	1,703,680
iShares 20+ Year Treasury Bond ETF	8,523	738,859
iShares 3-7 Year Treasury Bond ETF	17,662	2,094,713
iShares 5-10 Year Investment Grade Corporate Bond ETF	28,407	1,511,820
iShares 7-10 Year Treasury Bond ETF	5,972	569,968
iShares Core Total USD Bond Market ETF	126,755	5,854,813
iShares Core U.S. Aggregate Bond ETF	44,988	4,465,959
iShares MBS ETF	37,826	3,591,579
Total Debt Funds		27,326,200
Equity Funds - 50.1%
iShares Core MSCI EAFE ETF	32,346	2,928,283
iShares Core MSCI Emerging Markets ETF	15,554	1,084,891
iShares Core S&P 500 ETF	20,337	13,284,332
iShares Core S&P Mid-Cap ETF	35,815	2,418,587
iShares Core S&P Small-Cap ETF	9,646	1,199,094
iShares MSCI EAFE Growth ETF	5,424	604,071
iShares MSCI EAFE Value ETF	13,427	998,297
iShares MSCI USA Momentum Factor ETF	2,731	655,413
iShares MSCI USA Quality Factor ETF	4,013	769,734
iShares S&P 500 Growth ETF	13,710	1,550,738
iShares S&P 500 Value ETF	9,219	1,946,592
iShares U.S. Equity Factor Rotation Active Capitalize ETF	28,581	1,662,843
iShares U.S. Technology ETF	9,156	1,661,082
Total Equity Funds		30,763,957
Total Exchange Traded Funds
(Cost - $44,060,657)		58,090,157
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(a)	2,499,439	2,499,439
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a)	591,750	591,750
Total Short-Term Investments (Cost - $3,091,189)		3,091,189

	Shares/ Principal	Fair Value

Total Investments - 99.7%
(Cost - $47,151,846)		$61,181,346
Other Assets Less Liabilities - Net 0.3%		209,913
Total Net Assets - 100.0%		$61,391,259

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Balanced Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini Russell 2000 Index	Goldman Sachs & Co.	2	6/18/2026	$251,220	$(485)
MSCI EAFE Future	Goldman Sachs & Co.	7	6/19/2026	1,015,385	(2,235)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	3	6/19/2026	218,190	2,115
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/18/2026	478,300	(15,995)
S&P 500 E-Mini Future	Goldman Sachs & Co.	15	6/18/2026	4,928,063	31,225
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	1	6/18/2026	339,650	(450)

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$14,175